Note 2 - Business Combination (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Purchase Price Consideration:
Cash Consideration	$10,237,789
Total purchase price for PFB branch acquisition	$10,237,789

Assets acquired at fair value:
Cash and cash equivalents	$194,337
Loans	20,430,271
Premises and equipment, net	772,727
Core deposit intangible	560,000
Other assets	123,363
Total fair value of assets acquired	$22,080,698

Liabilities assumed at fair value:
Deposits	$12,032,500
Other liabilities	12,653
Total fair value of liabilities assumed	$12,045,153

Net Assets acquired at fair value:	$10,035,545

Amount of goodwill resulting from acquisition	$202,244

Schedule of Acquired Loans as Part of Business Combination [Table Text Block]
	Contractually Required Payments Receivable	Cash Flows Expected To Be Collected	Discounted FMV Adjustments	Carrying Value of Loans Receivable

Performing loans acquired	$20,749,515	20,749,515	319,244	$20,430,271